SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-11805

Pre-Effective Amendment No.
Post-Effective Amendment No.   13
                                     and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940
1940 Act File No.  811-5000

Amendment No.

                        (Check appropriate box or boxes.)

                                   IDEX FUND 3
               (Exact Name of Registrant as Specified in Charter)

                    201 Highland Avenue, Largo, Florida 34640
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 585-6565

          G. John Hurley, P.O. Box 9015, Clearwater, Florida 34618-9015

                     (Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective:

|X|  60 days after filing pursuant to paragraph (a) (1) of Rule 485.

|_|  75 days after filing pursuant to paragraph (a) (2) of Rule 485.

|_|  On (date) pursuant to paragraph (a) (1) of Rule 485.

|_|  On (date) pursuant to paragraph (a) (2) of Rule 485.

|_|  Immediately upon filing pursuant to paragraph (b) of Rule 485.

|_|  On (date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24(f) of the Investment Company Act of 1940, and filed a Rule 24f-2 Notice on April 22, 1997 for the period ended September 20, 1996. Registrant hereby terminates its election to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24f-2(b)(3) of the Investment Company Act of 1940.


                                                      as filed November 12, 1997

                                    IDEX FUND 3

                              Cross Reference Sheet
                       Between Prospectus and Statement of
                    Additional Information and Form N-1A Item



Form N-1A Item                           Caption


Part A  Prospectus

 1.  Cover Page                          Cover Page

 2.  Synopsis                            Summary of Expenses

 3.  Condensed Financial Information     Financial Highlights

 4.  General Description of Registrant   The Fund:  A Summary of Its Objective,
                                         Investment    Practices   and   Risks;
                                         Securities  in Which the Fund Invests;
                                         How the Fund Invests;  Additional Risk
                                         Factors; Miscellaneous Information

 5.  Management of Fund                  Investment Advisory and Other
                                         Services; Miscellaneous Information

 5A. Management's Discussion of          Not Applicable
     Fund Performance

 6.  Capital Stock and Other Securities  Shareholder Information and
                                         Instructions   -  How  to  Buy  Shares;
                                         Distributions and Taxes;  Miscellaneous
                                         Information

 7.  Purchase of Securities Being        Alternative Purchase Arrangements;
     Offered                             Shareholder   Information  and
                                         Instructions   -  Opening  an  Account;
                                         Shareholder       Information       and
                                         Instructions   -  How  to  Buy  Shares;
                                         Shareholder       Information       and
                                         Instructions  How to  Exchange  Shares;
                                         Shareholder       Information       and
                                         Instructions   -   Other   Information;
                                         Investment Advisory and Other Services

 8. Redemption or Repurchase             Shareholder Information and
                                         Instructions  - How  to  Redeem  (Sell)
                                         Shares

 9. Pending Legal Proceedings            Not Applicable

Part B  Statement of Additional Information


10. Cover Page                           Cover Page

11. Table of Contents                    Table of Contents

12. General Information and History      Miscellaneous Information

13. Investment Objectives and Policies   Investment Objective; Investment
                                         Restrictions;  Policies and  Practices;
                                         Other  Policies  and  Practices  of the
                                         Fund


14. Management of the Fund               Trustees and Officers

15. Control Persons and Principal        Principal Shareholders
    Holders of Securities

16. Investment Advisory and              Investment Advisory and Other Services;
    Other Services                       Administrative Services; Custodian,
                                         Transfer Agent and Other Affiliates

17. Brokerage Allocation and             Portfolio Transactions and Brokerage
    Other Practices

18. Capital Stock and Other Securities   Miscellaneous Information

19. Purchase, Redemption and             Purchase of Shares; Net Asset Value
    Pricing of Securities Being Offered  Determination;  Dividends and  Other
                                         Distributions;  Shareholder  Accounts;
                                         Retirement Plans; Redemption of Shares

20. Tax Status                           Taxes

21. Underwriter                          Distributor

22. Calculation of Performance Data      Performance Information

23. Financial Statements                 Financial Statements

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Largo and State of Florida, this 10th day of November, 1997.


                                    IDEX Fund 3

                                         /S/
                                    By:  _____________________________________
                                         G. John Hurley
                                         President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/
                         Chairman and Trustee                 November 10, 1997
John R. Kenney

/s/
                         President and Trustee                November 10, 1997
G. John Hurley           (Principal Executive
                          Officer)

/s/
                         Senior Vice President,               November 10, 1997
Thomas R. Moriarty       Treasurer and Principal
                         Financial Officer

/s/
                         Vice President, Assistant            November 10, 1997
Christopher G. Roetzer   Treasurer and Principal
                         Accounting Officer

/s/
                         Trustee                              November 10, 1997
Peter R. Brown *

/s/
                         Trustee                              November 10, 1997
Daniel Calabria *

/s/
                         Trustee                              November 10, 1997
James L. Churchill *


/s/
                         Trustee                              November 10, 1997
Charles C. Harris *


/s/
                         Trustee                              November 10, 1997
Julian A. Lerner *


/s/
                         Trustee                              November 10, 1997
William W. Short, Jr. *


/s/
                         Trustee                              November 10, 1997
Jack E. Zimmerman *









*Signed by G. John Hurley
 Attorney in Fact